Cover	Dec. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2022
Entity File Number	000-31937
Entity Registrant Name	GrandSouth Bancorporation
Entity Central Index Key	0001126961
Entity Tax Identification Number	57-1104394
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	381 Halton Road
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29607
City Area Code	(864)
Local Phone Number	770-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable